FORM 13F COVER PAGE

"June 30, 2011"

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):
  [   ] is a restatement.
  [   ] added new holdings entries.

Institutional Investment Manager Filing this report:

Name: Ruffer LLP
Address: 80 Victoria Street
              London SW1E 5JL
              United Kingdom

Form 13F File Number: 028-12772

The institutional investment manager filing this report and the person by whom it is signed hereby respresent that the "person signing the report is authorized to submit it, that "
"all information contained herein is true, correct and"
"complete, and that it is understood that all required"
"items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Louise Stanway
Title: Compliance Officer
Phone: 00 44 20 7963 8146

"Signature, Place and Date of Signing:"

"Louise Stanway, London United Kingdom, August 10, 2011"

[ x ] 13F HOLDINGS REPORT. (Check here is all holdings of
 this reporting manager are reporting in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in
" this report, and all holdings are reported by other " reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report & a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 64
"Form 13F Information Table Value Total: $1,612,891 (thou)"

FORM 13F INFORMATION TABLE

ALLSCRIPT MISYS HEALTCAR SOL	COM	01988P108	194	10000	SH		SOLE		10000
AMERICAN INTL GROUP	COM NEW	043772163	293	10000	SH		SOLE		10000
AMERICAN INTL GROUP	W EXP 2021	026874156	108	10678	SH		SOLE		10678
ANNALY CAP MGMT INC	COM	035710409	457	25335	SH		SOLE		25335
APPLE INC	COM	037833100	287	856	SH		SOLE		856
ARCH CAP GROUP LTD	ORD	G0450A105	466	14610	SH		SOLE		14610
BARRICK GOLD CORP	COM	067901108	60322	1330738	SH		SOLE		1330738
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	3481	30	SH		SOLE		30
BERKSHIRE HATHAWAY INC DEL	CL B	084670207	2294	29647	SH		SOLE		29647
BANK OF NEW YORK MELLON CORP	COM	64058100	1025	40000	SH		SOLE		40000
BP PLC	SPONSORED ADR	055622104	314	7080	SH		SOLE		7080
CHIMERA INVT CORP	COM	16934Q109	322	93000	SH		SOLE		93000
CHINA INFORMATION SEC TECH I	COM	16944F101	1060	506000	SH		SOLE		506000
CISCO SYS INC	COM	17275R102	197024	12625896	SH		SOLE		12625896
CLEAN DIESEL TECH IN	COM PAR $.01	18449C401	773	162110	SH		SOLE		162110
CONOCOPHILLIPS	COM	20825C104	1191	15850	SH		SOLE		15850
COWEN GROUP INC NEW	CL A	223622101	941	250020	SH		SOLE		250020
CREXUS INVT CORP	COM	226553105	6394	576315	SH		SOLE		576315
CVS CAREMARK CORPORATION	COM	126650100	2253	60000	SH		SOLE		60000
DELL INC	COM	24702R101	3752	225000	SH		SOLE		225000
D R HORTON INC	COM	23331A109	1153	100000	SH		SOLE		100000
DR PEPPER SNAPPLE GROUP INC	COM	26138E109	2460	58669	SH		SOLE		58669
DRDGOLD LIMITED	SPON ADR NEW	26152H301	164	34015	SH		SOLE		34015
EXELON CORP	COM	30161N101	3855	90000	SH		SOLE		90000
EXXON MOBIL CORP	COM	30231G102	7276	89483	SH		SOLE		89483
Gold Fields Ltd New	SPONS ADR	38059T106	32813	2250580	SH		SOLE		2250580
HILLENBRAND INC	COM	431571108	827	35000	SH		SOLE		35000
IAMGOLD CORP	COM	450913108	6950	370000	SH		SOLE		370000
INTERNATIONAL BUSINESS MACHS	COM	459200101	231	1347	SH		SOLE		1347
JOHNSON & JOHNSON	COM	478160104	296434	4460021	SH		SOLE		4460021
KINROSS GOLD CORP	COM NO PAR	496902404	5207	330000	SH		SOLE		330000
KOREA ELECTRIC PWR	SPONSORED ADR	500631106	413	31100	SH		SOLE		31100
KRAFT FOODS INC	CL A	50075N104	175231	4974645	SH		SOLE		4974645
KROGER CO	COM	501044101	15917	641414	SH		SOLE		641414
MARSH & MCLENNAN COS INC	COM	571748102	388	12450	SH		SOLE		12450
MARTIN MARIETTA MATLS INC	COM	573284106	800	10000	SH		SOLE		10000
MCDONALDS CORP	COM	580135101	228	2700	SH		SOLE		2700
MDC PARTNERS INC	CL A SUB VTG	552676108	999	40500	SH		SOLE		40500
MEDTRONIC INC	COM	585055106	1960	50900	SH		SOLE		50900
MERCK & CO INC NEW	COM	58933Y105	232019	6577465	SH		SOLE		6577465
MGT CAPITAL INVTS INC	COM	55302P103	24	135000	SH		SOLE		135000
MOLSON COORS BREWING CO	CL B	60871R209	2238	50000	SH		SOLE		50000
NEWMONT MINING CORP	COM	651639106	4304	79755	SH		SOLE		79755
NORTHERN TR CORP	COM	665859104	2759	60000	SH		SOLE		60000
NRG ENERGY INC	COM NEW	629377508	983	40000	SH		SOLE		40000
OMNICARE INC	COM	681904108	797	25000	SH		SOLE		25000
OWENS ILL INC	COM NEW	690768403	516	20000	SH		SOLE		20000
PEPSICO INC	COM	713448108	1408	20000	SH		SOLE		20000
PFIZER INC	COM	717081103	518	25135	SH		SOLE		25135
PHILIP MORRIS INTL INC	COM	718172109	402	6030	SH		SOLE		6030

RACKSPACE HOSTING 	COM	750086100	770	18000	SH		SOLE		18000
REDWOOD TR INC	COM	758075402	639	42275	SH		SOLE		42275
REPUBLIC SVCS INC	COM	760759100	1696	55000	SH		SOLE		55000
ROYAL DUTCH SHELL PLC	SPON ADR B	780259107	495	6895	SH		SOLE		6895
RYLAND GROUP INC	COM	783764103	1156	70000	SH		SOLE		70000
SAIC INC	COM	78390X101	1094	65000	SH		SOLE		65000
TEXAS INSTRS INC	COM	882508104	107496	3276862	SH		SOLE		3276862
TIME WARNER INC	COM NEW	887317303	64313	1768057	SH		SOLE		1768057
BANCORP DEL	COM NEW	902973304	1275	50000	SH		SOLE		50000
VIACOM INC NEW	CL B	92553P201	2803	54980	SH		SOLE		54980
VODAFONE GROUP PLC NEW	SPONS ADR NEW	92857W209	299	11187	SH		SOLE		11187
WALGREEN CO	COM	931422109	265	6250	SH		SOLE		6250
WAL MART STORES INC	COM	931142103	346245	6518807	SH		SOLE		6518807
YAHOO INC	COM	984332106	2120	141000	SH		SOLE		141000